Goodwill and Other Intangible Assets (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Amortization of intangible assets	$ 6,000		$ 8,000	$ 12,100	$ 16,100
Goodwill	$ 385,803	$ 385,849		$ 385,803
Stratasys-Objet reporting unit [Member]
Expected cash flow period		5 years
Growth rate (as a percent)		3.10%
Discount rate (as a percent)		14.00%
Percentage of decrease in terminal year growth rate		1.00%
Percentage of increase in terminal year growth rate		1.00%
Percentage of fair value exceeding carrying value of reporting units		8.00%
Goodwill		$ 386,000
Change in fair value due to 1% decrease in terminal year growth rate		48,000
Change in fair value due to 1% increase in terminal year growth rate		$ 80,000